Loans Principal, Interest and Financing Service Fee Receivables - Schedule of Aging of Allowance for Credit Losses (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses	¥ 138,224,047	¥ 345,938,264
Traditional Facilitation Model [Member] | First lien [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses	52,219,677
Traditional Facilitation Model [Member] | Second lien [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses	86,004,370
Collaboration Model [Member] | First lien [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses		129,317,384
Collaboration Model [Member] | Second lien [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses		216,620,880
1 - 30 days past due [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses	148,647,427	161,722,079
1 - 30 days past due [Member] | Traditional Facilitation Model [Member] | First lien [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses	55,042,038
1 - 30 days past due [Member] | Traditional Facilitation Model [Member] | Second lien [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses	93,605,389
1 - 30 days past due [Member] | Collaboration Model [Member] | First lien [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses		68,099,373
1 - 30 days past due [Member] | Collaboration Model [Member] | Second lien [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses		93,622,706
31 - 90 days past due [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses	261,845,760	178,256,397
31 - 90 days past due [Member] | Traditional Facilitation Model [Member] | First lien [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses	94,409,842
31 - 90 days past due [Member] | Traditional Facilitation Model [Member] | Second lien [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses	167,435,918
31 - 90 days past due [Member] | Collaboration Model [Member] | First lien [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses		74,757,203
31 - 90 days past due [Member] | Collaboration Model [Member] | Second lien [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses		103,499,194
91 - 180 days past due [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses	79,208,134	39,913,947
91 - 180 days past due [Member] | Traditional Facilitation Model [Member] | First lien [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses	43,242,069
91 - 180 days past due [Member] | Traditional Facilitation Model [Member] | Second lien [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses	35,966,065
91 - 180 days past due [Member] | Collaboration Model [Member] | First lien [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses		13,099,754
91 - 180 days past due [Member] | Collaboration Model [Member] | Second lien [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses		26,814,193
Total loans [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses	627,925,367	725,830,687
Total loans [Member] | Traditional Facilitation Model [Member] | First lien [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses	244,913,626
Total loans [Member] | Traditional Facilitation Model [Member] | Second lien [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses	¥ 383,011,741
Total loans [Member] | Collaboration Model [Member] | First lien [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses		285,273,714
Total loans [Member] | Collaboration Model [Member] | Second lien [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses		¥ 440,556,973